19. Borrowing and financing (Tables)	12 Months Ended
Dec. 31, 2017
Borrowing And Financing Tables
Schedule of appropriation of financial expenses
Description	Currency	Charges	Maturity	2017	2016
BNDES (1)	URTJLP	TJLP to TJLP + 3.62%p.a.	Jul/18 to Jul/22	1,945,140	2,546,627
BNDES (1)	UMIPCA	UMIPCA + 2.62% p.a.	Jul/17	-	36,552
BNDES (1)	UM143	SELIC + 2.52% p.a.	Jul/22	1,911,383	2,068,629
BNDES (PSI) (1)	R$	2.50% to 4.50% p.a.	Jul/18 to Jan/21	263,972	444,847
Banco BNP Paribas (3)	USD	Libor 6M + 2.53% p.a.	Dec/17	-	78,065
Banco Europeu de Investimento (“BEI”) (2)	USD	Libor 6M + 0.941% to 1.32% p.a.	Aug/19 to Feb/20	-	622,980
Bank of America (Res. 4131) (4)	USD	Libor 3M + 2.00% p.a.	Sep/18	-	324,860
KFW (3)	USD	Libor 6M+ 1.35% p.a.	Apr/19	110,937	182,046
KFW Finnvera (3)	USD	Libor 6M+ 0.75% p.a.	Jan/24	260,522	121,038
Cisco Capital (4)	USD	1.80% to 2.50% p.a.	Sep/18 to Dec/20	198,990	294,138
Total				4,690,944	6,719,782
Current portion				(1,351,860)	(1,145,225)
Non-current portion				3,339,084	5,574,557

Schedule of Credit Facilities
						Amount used as at
Type	Currency	Date of Opening	Term	Total amount	undrown balance	December 31, 2017
BNDES (1)	R$	Dec/15	Dec/17	60,995	-	-
BNDES (1)	TJLP	Dec/15	Dec/18	2,940	2,940	-
Total R$				63,935	2,940	-

KFW Finnvera (2)	USD	Dec/15	Jun/18	150,000	51,094	93,088

Schedule of long term portions of borrowing and financing

The long term portions of borrowing and financing as at December 31, 2017, mature as follow:

2019	1,193,992
2020	857,304
2021	768,270
2022	461,909
2023	18,883
2024	38,726
3,339,084

The table below includes the schedule of nominal values of borrowing and financing estimated until the termination of the agreements.

Nominal Value
2018	1,673,562
2019	1,429,560
2020	1,007,078
2021	847,626
2022	477,307
2023	20,129
2024	39,170
5,494,432